EMPLOYEE BENEFIT PLANS (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plan
EMPLOYEE BENEFIT PLANS
Total investments	$ 125,058	$ 117,856	$ 102,276
Employer contribution receivable	2,270	1,598
Total	127,328	119,454
Defined Benefit Pension Plan | Cash and cash equivalents
EMPLOYEE BENEFIT PLANS
Total investments	1,004	2,072
Defined Benefit Pension Plan | Equity securities: Russell 3000 Equity Index Fund
EMPLOYEE BENEFIT PLANS
Total investments	52,792	54,737
Defined Benefit Pension Plan | Equity securities, Spartan U.S. Equity Index Fund
EMPLOYEE BENEFIT PLANS
Total investments	29,735	21,644
Defined Benefit Pension Plan | Fixed Income
EMPLOYEE BENEFIT PLANS
Total investments	41,527	39,403
Group life insurance plan | Money Market Fund
EMPLOYEE BENEFIT PLANS
Total investments	$ 6,193	$ 6,217	$ 6,235